Financial Risk Management - Summary of Financial Assets and Liabilities by Class (Parenthetical) (Detail) - USD ($) $ in Millions		12 Months Ended
	Apr. 02, 2024	Jun. 30, 2024	Jun. 30, 2023
Disclosure of detailed information about financial instruments [line items]
Other financial assets		$ 1,610	$ 1,585
Input taxes receivable		492	531
Input taxes payable		101	121
Other receivables		195	246
Samarco Dam Failure [member] | Senior Note [Member]
Disclosure of detailed information about financial instruments [line items]
Other financial assets		137
Blackwater and Daunia gain on divestment [member]
Disclosure of detailed information about financial instruments [line items]
Deferred consideration divestiture of interest in a subsidiary	$ 1,100	495
BHP Foundation [member]
Disclosure of detailed information about financial instruments [line items]
Investments held which are restricted and not available for general use by the Group		243	290
Net other derivatives [member] | Level 3 [member] | Power purchase contract agreements [member]
Disclosure of detailed information about financial instruments [line items]
Other financial assets		92	46
Financial assets held at fair value through profit or loss [member] | US Treasury Notes [member] | Level 1 [member] | BHP Foundation [member]
Disclosure of detailed information about financial instruments [line items]
Other financial assets		$ 134	$ 138